Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

11. SHARE-BASED COMPENSATION

The Company’s 2007 Long-Term Incentive Plan (“Incentive Plan”) permits the granting of stock options, stock appreciation rights, restricted stock and restricted stock units to its employees and directors for up to 5,800 shares of common stock. The Company also issues share-based compensation as inducement awards to new employees upon approval of the Board of Directors.

Compensation cost charged to expense related to share-based compensation arrangements was $2,455, $4,040 and $2,694, for the years ended December 31, 2016, 2015 and 2014, respectively.

Non-qualified stock options

The NQSO awards were granted with an exercise price equal to the market price of the Company’s common stock at the date of grant. The option awards generally vest in three equal annual installments commencing on the first anniversary of the grant date, and have ten year exercise periods.

The fair value of the NQSOs was determined at the grant date using a Black-Scholes option pricing model, which requires the Company to make several assumptions. The risk-free interest rate is based on the U.S. Treasury yield curve in effect for the expected term of the option at the time of grant. The annual dividend yield on the Company’s common stock is based on estimates of future dividends during the expected term of the NQSOs. The expected life of the NQSOs was determined from historical exercise data providing a reasonable basis upon which to estimate the expected life. For grants issued in 2014, the volatility assumptions were based on historical volatility of Great Lakes. There is not an active market for options on the Company’s common stock and, as such, implied volatility for the Company’s stock was not considered. Additionally, the Company’s general policy is to issue new shares of registered common stock to satisfy stock option exercises or grants of restricted stock. No NQSO awards were granted in 2016 and 2015.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2014 was $4.23. The fair value of each option was estimated using the following assumptions:

2014
Expected volatility	53.9%
Expected dividends	0.0%
Expected term (in years)	7.0
Risk free rate	1.9%

A summary of stock option activity under the Incentive Plan as of December 31, 2016, and changes during the year ended December 31, 2016, is presented below:

Options	Shares	Weighted Average Exercise Price	Weighted-Average Remaining Contract Term (yrs)	Aggregate Intrinsic Value ($000's)
Outstanding as of January 1, 2016	1,726	$6.32
Granted	—	—
Exercised	—	—
Forfeited or Expired	(27)	6.43
Outstanding as of December 31, 2016	1,699	$6.32	3.7	$45

Vested at December 31, 2016	1,610	$6.24	3.6	$45
Vested or expected to vest at December 31, 2016	1,698	$6.32	3.7	$45

Restricted stock units

RSUs can either vest in equal portions over the three year vesting period or vest in one installment on the third anniversary of the grant date. The fair value of RSUs was based upon the Company’s stock price on the date of grant. A summary of the status of the Company’s non-vested RSUs as of December 31, 2016, and changes during the year ended December 31, 2016, is presented below:

Nonvested Restricted Stock Units	Shares	Weighted-Average Grant-Date Fair Value
Outstanding as of January 1, 2016	2,196	$6.57
Granted	716	3.58
Vested	(112)	7.52
Forfeited	(268)	6.69
Outstanding as of December 31, 2016	2,532	$5.23

Expected to vest at December 31, 2016	1,191	$4.53

As of December 31, 2016, there was $2,102 of total unrecognized compensation cost related to non-vested NQSOs and RSUs granted under the Plan. That cost for non-vested NQSOs and RSUs is expected to be recognized over a weighted-average period of 0.4 years and 1.9 years, respectively.

The Incentive Plan permits the employee to use vested shares from RSUs to satisfy the grantee’s U.S. federal income tax liability resulting from the issuance of the shares through the Company’s retention of that number of common shares having a market value as of the vesting date equal to such tax obligation up to the minimum statutory withholding requirements. The amount related to shares used for such tax withholding obligations was approximately $171 and $267 for the years ended December 31, 2016 and 2015, respectively.

Director compensation

The Company uses a combination of cash and share-based compensation to attract and retain qualified candidates to serve on our Board of Directors. Compensation is paid to non-employee directors. Directors who are employees receive no additional compensation for services as members of the Board or any of its committees. Share-based compensation is paid pursuant to the Incentive Plan. Each non-employee director of the Company receives an annual retainer of $155, payable quarterly in arrears, and is paid 50% in cash and 50% in common stock of the Company. In 2016, the Chairman of the Board received an additional $100 of annual compensation, paid 50% in cash and 50% in common stock.

In the years ended December 31, 2016, 2015 and 2014, 86 thousand, 112 thousand and 99 thousand shares, respectively, of the Company’s common stock were issued to non-employee directors under the Incentive Plan.